Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Schedule of Maximum Exposure to Credit Risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31,	December 31,
	2016	2017
	NIS millions	NIS millions

Trade receivables including long-term amounts	1,786	1,692
Loans and other receivables including long-term amounts	5	146
Investment in debt securities	282	325
Cash and cash equivalents in banks	1,240	527
Derivative financial instrument	2	3
	3,315	2,693

Schedule of Maximum Exposure to Credit Risk of Financial Assets
The maximum exposure to credit risk of financial assets at the reporting date by type of counterparty is:

	December 31,	December 31,
	2016	2017
	NIS millions	NIS millions

Receivables from subscribers	1,590	1,511
Receivables from distributors and other operators	196	158
Investment in government of Israel debt securities	131	90
Investment in institutional debt securities	151	235
Cash and cash equivalents in banks	1,240	527
Other	7	172
	3,315	2,693

Schedule of Aging of Financial Assets
The aging of financial assets at the reporting date was as follows:

	Gross	Impairment	Gross	Impairment
	2016		2017
	NIS millions	NIS millions	NIS millions	NIS millions

Not past due	3,200	22	2,580	12
Past due less than one year	154	62	143	53
Past due more than one year	146	101	157	122
	3,500	185	2,880	187

Schedule of Allowance for Impairment in Respect of Trade Receivables
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2016	2017
	NIS millions	NIS millions

Balance at January 1	202	185
Impairment loss recognized	(50)	(44)
Doubtful debt expenses	33	46
Balance at December 31	185	187

Schedule of Maturities of Contractual of Financial Liabilities and Other Non-Contractual Liabilities
The following are the maturities of contractual financial liabilities and other non-contractual liabilities, including estimated interest payments and excluding the impact of netting agreements:

December 31, 2017	Carrying	Contractual					More than
	amount	Cash flows	1st year	2nd year	3rd year	4-5 years	5 years
	NIS millions

Debentures*	(2,954)	(3,435)	(658)	(577)	(473)	(739)	(988)
Long-term loans from financial institutions	(540)	(605)	(102)	(147)	(141)	(215)	-
Trade and other payables	(784)	(784)	(784)	-	-	-	-
Forward exchange contracts on foreign currencies	(1)	(1)	(1)	-	-	-	-
Forward exchange contracts on CPI	(17)	(17)	(17)	-	-	-	-
Other long-term liabilities	(12)	(12)	-	(12)	-	-	-
	(4,308)	(4,854)	(1,562)	(736)	(614)	(954)	(988)

*   Including accrued interest on debentures.

December 31, 2016	Carrying	Contractual					More than
	amount	Cash flows	1st year	2nd year	3rd year	4-5 years	5 years
	NIS millions

Debentures*	(3,815)	(4,448)	(1,014)	(657)	(577)	(847)	(1,353)
Long-term loans from financial institutions	(340)	(392)	(16)	(92)	(89)	(166)	(29)
Trade and other payables	(803)	(803)	(803)	-	-	-	-
Forward exchange contracts on CPI	(17)	(17)	(2)	(15)	-	-	-
Other long-term liabilities	(13)	(13)	(2)	-	(11)	-	-
	(4,988)	(5,673)	(1,837)	(764)	(677)	(1,013)	(1,382)

*   Including accrued interest on debentures.

Schedule of Group's Exposure to Foreign Currency Risk and CPI
The Group's exposure to foreign currency risk and CPI is as follows:

	December 31, 2016			December 31, 2017
	In or linked			In or linked
	to foreign			to foreign
	currencies	Linked		currencies	Linked
	(mainly USD)	to CPI	Unlinked	(mainly USD)	to CPI	Unlinked
	NIS millions			NIS millions
Current assets
Cash and cash equivalents	12	-	1,228	29	-	498
Current investments, including derivatives	2	141	141	13	135	181
Trade receivables	89	-	1,236	61	-	1,219
Other receivables	-	-	4	-	-	8

Non- current assets
Long-term receivables	-	1	461	-	54	495

Current liabilities
Current maturities of debentures	-	(642)	(221)	-	(322)	(297)
Trade payables and accrued expenses	(182)	-	(493)	(115)	-	(537)
Other current liabilities, including derivatives	-	(49)	(167)	(1)	(42)	(161)

Non- current liabilities
Long-term loans from financial institutions	-	-	(340)	-	-	(462)
Debentures	-	(1,584)	(1,282)	-	(1,288)	(1,071)
Other non-current liabilities, including derivatives	(3)	(15)	(10)	(1)	-	(11)
	(82)	(2,148)	557	(14)	(1,463)	(138)

Schedule of Exposure to Linkage and Foreign Currency Risk
The Group's exposure to linkage and foreign currency risk in respect of derivatives is as follows:

	December 31, 2017
	Currency/ linkage receivable	Currency/ linkage payable	Notional Value	Fair value
			NIS millions
Instruments not used for hedging
Forward exchange contracts on foreign currencies	USD	NIS	105	(1)
Forward exchange contracts on CPI	CPI	NIS	500	(17)
Foreign currency put options	NIS	USD	(105)	1
Embedded derivative in lease contracts	USD	NIS	16	2

	December 31, 2016
	Currency/ linkage receivable	Currency/ linkage payable	Notional Value	Fair value
			NIS millions
Instruments not used for hedging
Forward exchange contracts on foreign currencies	USD	NIS	95	1
Forward exchange contracts on CPI	CPI	NIS	800	(17)
Foreign currency put options	NIS	USD	(95)	1

Schedule of Sensitivity Analysis
A change of the CPI as at December 31, 2017 and 2016 would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2016.

		Equity	Net income
	Change	NIS millions	NIS millions
December 31, 2017
Increase in the CPI of	2.0%	(9)	(9)
Increase in the CPI of	1.0%	(2)	(2)
Decrease in the CPI of	(1.0)%	-	-
Decrease in the CPI of	(2.0)%	-	-

December 31, 2016
Increase in the CPI of	2.0%	(13)	(13)
Increase in the CPI of	1.0%	(4)	(4)
Decrease in the CPI of	(1.0)%	3	3
Decrease in the CPI of	(2.0)%	6	6

Schedule of Group's Interest-Bearing Financial Instruments
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments, not including derivatives, was:

	Carrying amount
	2016	2017
	NIS millions	NIS millions
Fixed rate instruments
Financial assets	845	679
Financial liabilities	(4,069)	(3,440)
	(3,224)	(2,761)
Variable rate instruments
Financial assets	500	221

Schedule of Fair Value Sensitivity Analysis for Fixed Rate Instruments
A change of interest rates at the end of the reporting period would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Equity				Profit or loss
	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease
	NIS millions				NIS millions
December 31, 2017
Fair value sensitivity (net)	(9)	9	(5)	5	(9)	9	(5)	5

	Equity				Profit or loss
	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease
	NIS millions				NIS millions
December 31, 2016
Fair value sensitivity (net)	(7)	7	(4)	4	(7)	7	(4)	4

Schedule of Fair Values of Remaining Financial Liabilities
The fair values of the remaining financial liabilities and their book values as presented in the consolidated statements of financial position are as follows:

	December 31, 2016		December 31, 2017
	Book value	Fair value*	Book value	Fair value*
	NIS millions		NIS millions
Debentures including current maturities and accrued interest	(3,815)	(4,112)	(2,954)	(3,288)
Long-term loans from financial institutions including current maturities and accrued interest	(340)	(350)	(540)	(574)

Schedule of Analyses Financial Instruments Carried at Fair Value
The table below analyses financial instruments carried at fair value, by valuation method.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets at fair value through profit or loss
Current investments in debt securities	361	-	-	361
Derivatives	-	3	-	3
Total assets	361	3	-	364

Financial liabilities at fair value through profit or loss
Derivatives	-	(18)	-	(18)
Total liabilities	-	(18)	-	(18)

Schedule of Details Regarding Fair Value Measurement at Level 2
There have been no transfers during the year between Levels 1 and 2.

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets at fair value through profit or loss
Current investments in debt securities	282	-	-	282
Derivatives	-	2	-	2
Total assets	282	2	-	284

Financial liabilities at fair value through profit or loss
Derivatives	-	(17)	-	(17)
Total liabilities	-	(17)	-	(17)

Schedule of Carrying Amounts of Recognized Financial Instruments
The following table sets out the carrying amounts of recognized financial instruments that were offset in the consolidated statements of financial position:

	December 31, 2017
	Note	Gross amounts of recognized financial assets (liabilities)	Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position	Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position
		NIS millions	NIS millions	NIS millions
Financial assets
Trade receivables	9	170	(123)	47

Financial liabilities
Trade payables and accrued expenses	13	(149)	123	(26)

	December 31, 2016
	Note	Gross amounts of recognized financial assets (liabilities)	Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position	Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position
		NIS millions	NIS millions	NIS millions
Financial assets
Trade receivables	9	224	(159)	65

Financial liabilities
Trade payables and accrued expenses	13	(183)	159	(24)

Share price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Schedule of Fair Value Sensitivity Analysis for Fixed Rate Instruments
A change in share prices would have increased (decreased) profit or loss and equity by the amounts shown below (after tax):

	December 31, 2017
	NIS millions
	Profit or loss	Equity
Increase of 5%	1	1
Increase of 10%	3	3
Decrease of 5%	(1)	(1)
Decrease of 10%	(3)	(3)